Commitments, Contingencies and Guarantees - Purchase Options (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Purchase options	€ 13,983
1 year
2 year
3 year	13,983
4 year
5 year
After 5 years